                       SUPPLEMENT DATED NOVEMBER 7, 2003
                                    TO THE
                     STATEMENTS OF ADDITIONAL INFORMATION
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text supplements, as applicable, the section entitled "Redemption of Shares" in the each of the currently effective Statements of Additional Information for each of the Funds listed below:

  The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each Service Agent.

                               -----------------

            SB ADJUSTABLE RATE INCOME FUND       September 26, 2003
            SMITH BARNEY AGGRESSIVE GROWTH       December 30, 2002,
              FUND INC.                          As Revised
                                                 September 12, 2003

            SMITH BARNEY APPRECIATION FUND INC.  April 30, 2003,
                                                 As Amended
                                                 August 20, 2003

            SMITH BARNEY ALLOCATION SERIES INC.  May 30, 2003,
               BALANCED PORTFOLIO                As Amended
               GLOBAL PORTFOLIO                  October 22, 2003
               GROWTH PORTFOLIO
               HIGH GROWTH PORTFOLIO
               INCOME PORTFOLIO
               CONSERVATIVE PORTFOLIO
            SMITH BARNEY ARIZONA MUNICIPALS FUND
              INC.                               September 26, 2003
            SMITH BARNEY CALIFORNIA MUNICIPALS   June 27, 2003,
              FUND INC.                          As Amended
                                                 August 20, 2003

            SMITH BARNEY EQUITY FUNDS            May 31, 2003,
               SMITH BARNEY SOCIAL AWARENESS     As Amended
                 FUND                            October 23, 2003

           SMITH BARNEY FUNDAMENTAL VALUE         January 28, 2003,
             FUND INC.                            As Amended
                                                  October 21, 2003

           SMITH BARNEY FUNDS, INC.               April 30, 2003
              SMITH BARNEY LARGE CAP VALUE FUND   As Amended
              SMITH BARNEY SHORT-TERM             October 21, 2003
                INVESTMENT GRADE BOND FUND
              SMITH BARNEY U.S. GOVERNMENT
                SECURITIES FUND
           SMITH BARNEY INCOME FUNDS
              SMITH BARNEY DIVIDEND AND INCOME
                FUND                              November 28, 2002
              SB CONVERTIBLE FUND                 As Amended
              SMITH BARNEY DIVIDEND AND INCOME    September 19, 2003
                FUND
              SMITH BARNEY HIGH INCOME FUND
              SMITH BARNEY MUNICIPAL HIGH
                INCOME FUND
              SMITH BARNEY TOTAL RETURN BOND
                FUND
              SMITH BARNEY DIVERSIFIED STRATEGIC
                INCOME FUND
              SMITH BARNEY EXCHANGE RESERVE
                FUND

              SB CAPITAL AND INCOME FUND          April 30, 2003

           SMITH BARNEY INSTITUTIONAL CASH
             MANAGEMENT FUND INC.                 September 29, 2003
              CASH PORTFOLIO
              GOVERNMENT PORTFOLIO
              MUNICIPAL PORTFOLIO

           SMITH BARNEY INVESTMENT FUNDS INC.
              SMITH BARNEY HANSBERGER GLOBAL
                VALUE FUND                        August 28, 2003
              SMITH BARNEY PREMIER SELECTIONS
                ALL CAP GROWTH FUND               August 28, 2003

               SMITH BARNEY PREMIER SELECTIONS
                 GLOBAL GROWTH FUND               August 28, 2003
               SMITH BARNEY PREMIER SELECTIONS
                 LARGE CAP FUND                   August 28, 2003

               SMITH BARNEY GROUP SPECTRUM FUND   January 28, 2003,
                                                  As Amended
                                                  September 23, 2003

               SMITH BARNEY SMALL CAP VALUE FUND  January 28, 2003
               SMITH BARNEY SMALL CAP GROWTH      January 28, 2003
                 FUND                             As Amended
                                                  September 25, 2003
               SMITH BARNEY INVESTMENT GRADE
                 BOND FUND                        April 30, 2003,
               SMITH BARNEY GOVERNMENT            As Amended
                 SECURITIES FUND                  October 28, 2003

            SMITH BARNEY INVESTMENT SERIES        February 28, 2003,
               SMITH BARNEY GROWTH AND INCOME     As Amended
                 FUND                             August 29, 2003
               SMITH BARNEY INTERNATIONAL FUND
               SMITH BARNEY LARGE CAP CORE FUND

            SMITH BARNEY INVESTMENT TRUST
               SMITH BARNEY LARGE CAPITALIZATION
                 GROWTH FUND                      March 28, 2003,
               SMITH BARNEY MID CAP CORE FUND     As Amended
               SMITH BARNEY INTERMEDIATE          August 20, 2003
                 MATURITY CALIFORNIA MUNICIPALS
                 FUND
               SMITH BARNEY INTERMEDIATE
                 MATURITY NEW YORK MUNICIPALS
                 FUND
               SMITH BARNEY CLASSIC VALUES FUND   February 10, 2003,
                                                  As Amended
                                                  August 20, 2003

              SMITH BARNEY S&P 500 INDEX FUND     April 30, 2003,
                                                  As Amended
                                                  August 20, 2003
           SMITH BARNEY MANAGED GOVERNMENTS       November 28, 2002
             FUND INC.                            As Amended
                                                  August 22, 2003
           SMITH BARNEY MANAGED MUNICIPALS        June 27, 2003,
             FUND INC.                            As Amended
                                                  August 20, 2003
           SMITH BARNEY MASSACHUSETTS             March 28, 2003,
             MUNICIPALS FUND                      As Amended
                                                  August 20, 2003

           SMITH BARNEY MONEY FUNDS INC.          April 30, 2003

           SMITH BARNEY MUNI FUNDS                July 29, 2003
           SMITH BARNEY MUNICIPAL MONEY MARKET
             FUND INC.                            July 29, 2003
           SMITH BARNEY NEW JERSEY MUNICIPALS     July 29, 2003,
             FUND INC.                            As Amended
                                                  August 20, 2003

           SMITH BARNEY OREGON MUNICIPALS FUND    August 28, 2003

           SMITH BARNEY PRINCIPAL RETURN FUND     March 31, 2003,
              SECURITY AND GROWTH FUND            As Amended
                                                  September 12, 2003

           SMITH BARNEY SECTOR SERIES FUND INC.   February 28, 2003,
              SMITH BARNEY FINANCIAL SERVICES     As Amended
                FUND                              August 20, 2003
              SMITH BARNEY HEALTH SCIENCES FUND
              SMITH BARNEY TECHNOLOGY FUND

           SMITH BARNEY SMALL CAP CORE FUND, INC. April 30, 2003,
                                                  As Amended
                                                  October 23, 2003

           SMITH BARNEY TELECOMMUNICATIONS
             TRUST                                April 30, 2003,
              TELECOMMUNICATIONS INCOME FUND      As Amended
                                                  September 12, 2003
           SMITH BARNEY TRUST II
              SMITH BARNEY DIVERSIFIED LARGE CAP
                GROWTH FUND                       February 28, 2003,
              SMITH BARNEY SMALL CAP GROWTH       As Amended
                OPPORTUNITIES FUND                August 29, 2003
              SMITH BARNEY CAPITAL PRESERVATION
                FUND                              February 28, 2003,
              SMITH BARNEY CAPITAL PRESERVATION   As Amended
                FUND II                           August 29, 2003
              SMITH BARNEY INTERNATIONAL LARGE    April 30, 2003,
                CAP FUND                          As Amended
                                                  August 29, 2003
              SMITH BARNEY SHORT DURATION         March 3, 2003,
                MUNICIPAL INCOME FUND             As Amended
                                                  August 29, 2003

           SMITH BARNEY WORLD FUNDS, INC.         February 28, 2003
              INTERNATIONAL ALL CAP GROWTH
                PORTFOLIO
              GLOBAL GOVERNMENT BOND PORTFOLIO

FD02861